BANK BORROWINGS (Details 4) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Future principal payments under long-term borrowings
Total	$ 104,799,019	$ 422,658,868
Other long-term borrowings
Future principal payments under long-term borrowings
2015	82,365,314
2016	1,583,965
2017	4,157,189
2018	1,705,808
2019	1,827,652
Thereafter	13,159,091
Total	$ 104,799,019